Related Parties	12 Months Ended
Mar. 31, 2026
Disclosure Of Related Party [Abstract]
Related Parties
37)
RELATED PARTIES

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Aditya Tim Guleri
Key management personnel	Jane Jie Sun #
Key management personnel	Xing Xiong #
Key management personnel	May Yihong Wu (from May 15, 2024)
Key management personnel	Hashim Joomye (from May 14, 2025)
Key management personnel	Vivek N. Gour (from July 2, 2025)
Key management personnel	Dipak Kumar Bohra (from September 23, 2025)
Key management personnel	James Jianzhang Liang # (up to July 2, 2025)
Key management personnel	Paul Laurence Halpin # (up to July 2, 2025)
Key management personnel	Moshe Rafiah # (from May 15, 2024 to July 2, 2025)
Key management personnel	Cindy Xiaofan Wang # (up to May 15, 2024)
Key management personnel	Xiangrong Li (up to May 15, 2024)
Entity providing key management personnel services	IQ EQ Corporate Services (Mauritius) Limited (up to May 14, 2025, re-appointed on July 2, 2025)
Entity (and its subsidiaries) of which the Company is an associate	Trip.com Group Limited and its subsidiaries
Equity-accounted investee	Saaranya Hospitality Technologies Private Limited
Equity-accounted investee	Pasajebus SpA (up to June 12, 2025) (refer note 8)
Equity-accounted investee	Savaari Car Rentals Private Limited (from December 1, 2023 to January 17, 2024) (refer note 7 (b))

# nominees of Trip.com Group, Limited (Trip.com)

(A)
Key management personnel:

Key management personnel compensation comprised:

	For the year ended March 31
Transactions	2024	2025	2026
Short-term employee benefits	1,937	1,878	2,699
Post-employment benefits	129	80	277
Other long-term benefits	10	6	13
Share based payment	11,425	8,130	3,058
Legal and professional	84	152	150
Total	13,585	10,246	6,197

	As at March 31
Balance Outstanding	2025	2026
Employee related payables	608	645
Accrued expenses	107	151

(B)
Entity providing key management personnel services:

	For the year ended March 31
Transactions	2024	2025	2026
Key management personnel services	7	8	20
Consultancy services	25	59	46

(C)
Entity (and its subsidiaries) of which the Company is an associate:

	For the year ended March 31
Transactions	2024	2025	2026
Gross amount billed by Company for air ticketing	1,538	4,899	4,512
Gross amount charged for procurement of air ticketing	96,996	78,372	72,227
Gross amount billed by Company for hotels and packages	3,005	14,758	32,009
Gross amount charged for procurement of hotels and packages	16,595	31,401	25,129
Commission received	51	287	789
Commission paid	402	1,530	3,786
Marketing alliances	180	1,736	1,071
Other operating expenses	5,268	7,560	8,679
Advance given	—	596	5,998
Advance given received back	—	596	5,998
Interest received on advance given	—	—	11
Repurchase of shares (refer note 26)	—	—	3,038,817

	As at March 31
Balance Outstanding	2025	2026
Trade and other receivables	2,762	6,379
Trade payables	5,965	1,853
Advance to suppliers	171	65

(D)
Equity-accounted investees:

a)
Saaranya Hospitality Technologies Private Limited

	For the year ended March 31
Transactions	2024	2025	2026
Repayment of loan given	24	24	—
Interest income	2	2	—

b)
PasajeBus SpA

	For the year ended March 31
Transactions	2024	2025	2026
Ancillary services	150	—	—

	As at March 31
Balance Outstanding	2025	2026
Trade and other receivables	19	—

c)
Savaari Car Rentals Private Limited

	For the year ended March 31
Transactions	2024	2025	2026

Other travel services - purchase for car bookings^	493	—	—
Commission received	43	—	—

^represents gross amount booked/charged for the car bookings

(E)
Terms and conditions

All outstanding balances with these related parties are to be settled in cash. None of the balances are secured. No expense has been recognised in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.